Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of significant influence is valued by the equity method (Detail) - Play Digital SA [member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Equity Investment	13.06%
Place of Business	Autonomous City of Buenos Aires - Argentina
Investments in associates	$ 169,347	$ 134,552